--------------------------------------------------------------------------------
SPECIALTY EQUITY
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AllianceBernstein
Utility Income Fund

Semi-Annual Report
May 31, 2002

                               [GRAPHIC OMITTED]

                                            Alliance Capital [LOGO](R)
                                            The Investment Professional's Choice

                          Investment Products Offered
                          ---------------------------
                           o  Are Not FDIC Insured
                           o  May Lose Value
                           o  Are Not Bank Guaranteed
                          ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

Alliance Fund Distributors, Inc., the principal underwriter of the Alliance mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
July 23, 2002

Dear Shareholder:

This report provides the performance, market activity and outlook for AllianceBernstein Utility Income Fund (the "Fund") for the semi-annual reporting period ended May 31, 2002.

Investment Objective and Policies

This open-end fund seeks current income and capital appreciation primarily through investments in the equity and fixed-income securities of companies in the utilities industry.

Investment Results

The following table provides performance data for the Fund and its benchmark, the New York Stock Exchange (NYSE) Utility Index, along with the Lipper Utility Funds Average (the Lipper Average), for the six- and 12-month periods ended May 31, 2002.

INVESTMENT RESULTS*
Periods Ended May 31, 2002

                                                        ------------------------
                                                              Total Returns
                                                        ------------------------
                                                        6 Months       12 Months
--------------------------------------------------------------------------------
AllianceBernstein Utility Income Fund
--------------------------------------------------------------------------------
  Class A                                                -10.01%         -26.92%
--------------------------------------------------------------------------------
  Class B                                                -10.37%         -27.48%
--------------------------------------------------------------------------------
  Class C                                                -10.28%         -27.43%
--------------------------------------------------------------------------------
NYSE Utility Index                                       -11.78%         -30.03%
--------------------------------------------------------------------------------
Lipper Utility Funds Average                              -6.95%         -25.65%
--------------------------------------------------------------------------------

* The Fund's investment results are total returns for the periods shown and are based on the net asset value (NAV) of each class of shares as of May 31, 2002. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

      The unmanaged NYSE Utility Index is comprised of utility stocks traded on the New York Stock Exchange.

      The Lipper Utility Funds Average consists of funds with similar investment objectives to AllianceBernstein Utility Income Fund although the investment policies of funds within the Lipper universe may differ. For both the six- and 12-month periods ended May 31, 2002, the Lipper Average consisted of 93 funds. An investor cannot invest directly in an index or an average, and its results are not indicative of the performance for any specific investment, including AllianceBernstein Utility Income Fund.

      Additional investment results appear on pages 4-7.


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN UTILITY INCOME FUND o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

The Fund outperformed its benchmark, the NYSE Utility Index, for the past six- and 12-month periods ended May 31, 2002, however, it underperformed its peer group, measured by the Lipper Utility Funds Average, for the same time frames. The Fund's outperformance was generally attributed to its more conservative holdings as compared to its benchmark. However, the Fund's telecommunications exposure, as well as the poor performance of the non-regulated electric power marketers, mainly drove the Fund's underperformance as compared to the Lipper Utility Funds Average. The performance of the power marketers sector was primarily a response to Enron's demise. In the case of the telecommunications sector, poor performance was a result of overcapacity, slowing the economy and competitive concerns.

Market Overview

Over the past six months, the non-regulated electric power marketers came under pressure due to growing uncertainty over "round-trip" trading, the Federal Energy Regulation Commission (FERC) probe of questionable practices in Western U.S. markets and accounting issues regarding balance sheet transparency. For those companies particularly, management credibility has surfaced as a major issue in the wake of Enron's bankruptcy.

Rating agencies enforced higher standards and downgraded most companies with trading exposure. In fact, the rating agencies' heightened scrutiny of balance sheets and cash flow has kept pressure on most utility stocks, particularly the merchant energy sector. Liquidity became a major issue as companies sought to complete current construction programs and fund increased collateral demands in the wake of credit rating downgrades.

Market Outlook

The weak dollar will encourage European companies to buy U.S. assets. Outside the U.S. merchant energy sector, utilities should continue to benefit from their safe haven status. Compared with other industries, growth expectations are low; the source of earnings is tangible. After the WorldCom shock, companies have been willing to shed more visibility on their earnings.

Gas and electricity deregulation in Europe is leading to fragmentation and competition, putting steady downward pressure on gas and electricity prices. Capital spending reduction in the U.S. is likely, as tighter control by rating agencies may create a hard environment for capital raising. Volatility in the utility sector will likely remain pronounced in the near future; therefore, portfolio management and stock selection remain critical.

We have begun to purchase more defensive names with solid fundamentals, strong balance sheets, and reasonable yields coupled with managements that have proven track records. As always, we utilize a disciplined stock selection methodology as we seek to outperform the Fund's benchmark through any market environment.


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN UTILITY INCOME FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

Thank you for your continued interest in AllianceBernstein Utility Income Fund. We look forward to reporting to you in the future.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Paul C. Rissman

Paul C. Rissman
Senior Vice President

/s/ Annie Tsao

Annie Tsao
Vice President

[PHOTO] John D. Carifa

[PHOTO] Paul C. Rissman

[PHOTO] Annie Tsao

Portfolio Managers, Paul C. Rissman and Annie Tsao, have over 40 years of combined investment experience.


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN UTILITY INCOME FUND o 3

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCEBERNSTEIN UTILITY INCOME FUND
GROWTH OF A $10,000 INVESTMENT
10/31/93* TO 5/31/02

 [THE FOLLOWING DATA WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

             AllianceBernstein
                  Utility
                Income Fund       NYSE Utility Index      S&P 500 Stock Index
-------------------------------------------------------------------------------
 10/31/93         $ 9,579              $10,000                   $10,000
 5/31/94          $ 9,065              $ 8,557                   $ 9,928
 5/31/95          $ 9,940              $ 8,933                   $11,930
 5/31/96          $11,160              $10,291                   $15,319
 5/31/97          $11,983              $11,326                   $19,829
 5/31/98          $16,288              $15,222                   $25,907
 5/31/99          $21,249              $19,399                   $31,356
 5/31/00          $22,999              $20,195                   $34,639
 5/31/01          $25,701              $16,817                   $30,985
 5/31/02          $18,778              $11,766                   $26,698

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Utility Income Fund Class A shares (from 10/31/93 to 5/31/02) as compared to the performance of an appropriate broad-based index. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged NYSE Utility Index is comprised of utility stocks traded on the New York Stock Exchange.

When comparing AllianceBernstein Utility Income Fund to the index shown above, you should note that no charges or expenses are reflected in the performance of the index. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Utility Income Fund.

*     Closest month-end after Fund's Class A share inception date of 10/18/93.


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN UTILITY INCOME FUND

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCEBERNSTEIN UTILITY INCOME FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 5/31

                              [BAR CHART OMITTED]

        AllianceBernstein Utility Income Fund - Yearly Periods Ended 5/31
--------------------------------------------------------------------------------
                            AllianceBernstein
                           Utility Income Fund       NYSE Utility Index
--------------------------------------------------------------------------------
      5/31/94*                     -5.36%                  -14.43%
      5/31/95                       9.65%                    4.40%
      5/31/96                      12.28%                   15.19%
      5/31/97                       7.37%                   10.06%
      5/31/98                      35.93%                   34.40%
      5/31/99                      30.46%                   27.44%
      5/31/00                       8.23%                    4.10%
      5/31/01                      11.75%                  -16.73%
      5/31/02                     -26.92%                  -30.03%

Past performance is no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Class B, Class C and Advisor Class shares will vary from the results shown above due to different expenses associated with these classes. Returns for the Fund include the reinvestment of any distributions paid during each period.

The unmanaged NYSE Utility Index is comprised of utility stocks traded on the New York Stock Exchange. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including AllianceBernstein Utility Income Fund.

* The Fund's return for the period ended 5/31/94 is from the Fund's inception date of 10/18/93. The benchmark's return for the period ended 5/31/94 is from 10/31/93 through 5/31/94.


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN UTILITY INCOME FUND o 5

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
May 31, 2002 (unaudited)

INCEPTION DATES                         PORTFOLIO STATISTICS

Class A Shares                          Net Assets ($mil): $264.6
10/18/93                                Average Market Capitalization
Class B Shares                          ($mil): $13,188
10/18/93
Class C Shares
10/27/93

SECTOR BREAKDOWN

Utilities
   63.7% Electric & Gas Utility
   15.7% Telephone Utility

Energy
    1.9% Pipelines
    0.1% Domestic Producers

Technology                                      [PIE CHART]
    2.5% Communication Equipment

Consumer Services
    0.7% Broadcasting & Cable
    0.1% Multi-Industry Company

   15.3% Short-Term

SECURITY BREAKDOWN

   77.9% Domestic Equity
    5.4% Foreign Equity
    1.2% Foreign Bond                            [PIE CHART]
    0.2% Domestic Bond

   15.3% Short-Term

All data as of May 31, 2002. The Fund's sector and security breakdowns are expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN UTILITY INCOME FUND

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS

AVERAGE ANNUAL TOTAL RETURNS AS OF MAY 31, 2002

Class A Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
              1 Year             -26.92%                   -30.02%
             5 Years               9.40%                     8.45%
     Since Inception*              8.13%                     7.59%

Class B Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
              1 Year             -27.48%                   -30.34%
             5 Years               8.61%                     8.61%
     Since Inception*(a)           7.41%                     7.41%

Class C Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
              1 Year             -27.43%                   -28.15%
             5 Years               8.64%                     8.64%
     Since Inception*              7.40%                     7.40%

SEC AVERAGE ANNUAL TOTAL RETURNS (WITH SALES CHARGES) AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2002)

                            Class A           Class B          Class C
--------------------------------------------------------------------------------
              1 Year        -28.79%           -29.04%          -26.87%
             5 Years          6.84%             7.03%            7.02%
     Since Inception*         6.99%             6.81%(a)         6.80%

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1-year, 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will vary due to different expenses associated with this class.

The Fund can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception Date: 10/18/93, Class A, Class B; 10/27/93 Class C.

(a)   Assumes conversion of Class B shares into Class A shares after 8 years.


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN UTILITY INCOME FUND o 7

--------------------
TEN LARGEST HOLDINGS
--------------------

TEN LARGEST HOLDINGS
May 31, 2002 (unaudited)

                                                                     Percent of
Company                              Country                 Value   Net Assets
--------------------------------------------------------------------------------
FPL Group, Inc.                      United States    $ 13,656,232         5.2%
--------------------------------------------------------------------------------
Dominion Resources, Inc.             United States      11,984,300         4.5
--------------------------------------------------------------------------------
Cinergy Corp.                        United States      11,117,250         4.2
--------------------------------------------------------------------------------
KeySpan Corp.                        United States      10,784,294         4.1
--------------------------------------------------------------------------------
Progress Energy, Inc.                United States      10,758,875         4.1
--------------------------------------------------------------------------------
Equitable Resources, Inc.            United States      10,712,348         4.0
--------------------------------------------------------------------------------
DTE Energy Co.                       United States      10,682,381         4.0
--------------------------------------------------------------------------------
BellSouth Corp.                      United States      10,292,406         3.9
--------------------------------------------------------------------------------
Verizon Communications               United States       9,732,620         3.7
--------------------------------------------------------------------------------
SBC Communications, Inc.             United States       9,353,661         3.5
--------------------------------------------------------------------------------
                                                      $109,074,367        41.2%

MAJOR PORTFOLIO CHANGES
Six Months Ended May 31, 2002 (unaudited)

                                                      -------------------------
                                                               Shares
                                                      -------------------------
                                                                       Holdings
Purchases                            Country              Bought       5/31/02
--------------------------------------------------------------------------------
ALLTEL Corp.                         United States          80,000      80,000
--------------------------------------------------------------------------------
Cinergy Corp.                        United States         156,000     305,000
--------------------------------------------------------------------------------
Dominion Resources, Inc.             United States          89,000     185,000
--------------------------------------------------------------------------------
Entergy Corp.                        United States         115,000     115,000
--------------------------------------------------------------------------------
Equitable Resources, Inc.            United States         131,000     297,400
--------------------------------------------------------------------------------
FPL Group, Inc.                      United States          93,000     216,800
--------------------------------------------------------------------------------
KeySpan Corp.
   8.75% cv. preferred stock         United States          82,000      82,000
--------------------------------------------------------------------------------
Progress Energy, Inc.                United States         124,000     207,500
--------------------------------------------------------------------------------
Southern Co.                         United States         276,700     276,700
--------------------------------------------------------------------------------
TXU Corp.                            United States          84,000      84,000
--------------------------------------------------------------------------------

                                                                       Holdings
Sales                                                       Sold       5/31/02
--------------------------------------------------------------------------------
Allegheny Energy, Inc.               United States         124,000          -0-
--------------------------------------------------------------------------------
AT&T Corp.                           United States         919,923          -0-
--------------------------------------------------------------------------------
AT&T Wireless Services, Inc.         United States         524,567          -0-
--------------------------------------------------------------------------------
Comcast Corp. Cl.A                   United States         460,900          -0-
--------------------------------------------------------------------------------
Duke Energy Corp.                    United States         162,000     127,000
--------------------------------------------------------------------------------
FirstEnergy Corp.                    United States         254,000          -0-
--------------------------------------------------------------------------------
Nisource, Inc.                       United States         193,500          -0-
--------------------------------------------------------------------------------
Nokia Corp. (ADR)                    Finland               360,236          -0-
--------------------------------------------------------------------------------
SBC Communications, Inc.             United States         107,000     272,781
--------------------------------------------------------------------------------
Verizon Communications               United States         100,000     226,340
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN UTILITY INCOME FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

PORTFOLIO OF INVESTMENTS
May 31, 2002 (unaudited)

Company                                                  Shares            Value
--------------------------------------------------------------------------------

COMMON & PREFERRED STOCKS-83.4%

UNITED STATES INVESTMENTS-78.0%

Utilities-73.3%
Electric & Gas Utility-59.4%
AGL Resources, Inc. ...........................           9,700    $     222,130
American Electric Power Co., Inc. .............         166,300        7,105,999
Calpine Capital Trust 5.75% cv. preferred stock          40,000        1,680,000
Cinergy Corp. .................................         305,000       11,117,250
Cleco Corp. ...................................         110,100        2,549,916
Consolidated Edison, Inc. .....................         118,000        5,164,860
Constellation Energy Group ....................         178,000        5,388,060
Dominion Resources, Inc. ......................         185,000       11,984,300
DPL, Inc. .....................................         159,200        4,212,432
DTE Energy Co. ................................         228,256       10,682,381
Duke Energy Corp. .............................         127,000        4,065,270
Energy East Corp. .............................          74,000        1,709,400
Entergy Corp. .................................         115,000        5,057,700
Equitable Resources, Inc. .....................         297,400       10,712,348
Exelon Corp. ..................................          24,600        1,315,854
FPL Group, Inc. ...............................         216,800       13,656,232
KeySpan Corp. .................................         170,900        6,470,274
KeySpan Corp. 8.75% cv. preferred stock(a) ....          82,000        4,314,020
Mirant Corp. 6.25% cv. preferred stock ........          16,000          508,000
New Jersey Resources Corp. ....................          64,350        1,962,675
NIPSCO Industries, Inc. .......................          15,000          687,150
Northwest Natural Gas Co. .....................           8,400          245,700
NSTAR .........................................         145,500        6,984,000
People's Energy Corp. .........................           5,700          224,466
Pinnacle West Capital Corp. ...................          18,725          751,059
PPL Corp. .....................................          76,000        2,689,640
Progress Energy, Inc. .........................         207,500       10,758,875
Public Service Enterprise Group, Inc. .........         146,500        6,633,520
Questar Corp. .................................          11,000          303,270
Sempra Energy 8.50% cv. preferred stock(a) ....          62,500        1,550,000
Southern Co. ..................................         276,700        7,470,900
TXU Corp. .....................................          84,000        4,311,720
TXU Corp. 8.75% cv. preferred stock ...........          65,000        3,484,000
Wisconsin Energy Corp. ........................          46,500        1,223,415
                                                                   -------------
                                                                     157,196,816
                                                                   -------------
Telephone Utility-13.9%
ALLTEL Corp. ..................................          80,000        4,119,200
BellSouth Corp. ...............................         309,267       10,292,406
SBC Communications, Inc. ......................         272,781        9,353,661
Sprint Corp. (FON Group) ......................         186,752        3,072,070
Verizon Communications ........................         226,340        9,732,620
                                                                   -------------
                                                                      36,569,957
                                                                   -------------
                                                                     193,766,773
                                                                   -------------


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN UTILITY INCOME FUND o 9

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                                  Shares            Value
--------------------------------------------------------------------------------

Technology-2.3%
Communications Equipment-2.3%
Lucent Technologies, Inc. 8.00% cv
   preferred stock ............................          68,000    $   6,136,579
                                                                   -------------
Energy-1.6%
Domestic Producers-0.1%
WGL Holdings, Inc. ............................           8,900          237,007
                                                                   -------------
Pipelines-1.5%
Dynegy, Inc. Cl.A .............................         311,000        2,764,790
El Paso Corp. .................................          49,000        1,256,850
                                                                   -------------
                                                                       4,021,640
                                                                   -------------
                                                                       4,258,647
                                                                   -------------
Consumer Services-0.7%
Broadcasting & Cable-0.7%
Cox Communications, Inc. 7.00% cv
   preferred stock ............................          40,000        1,863,600
                                                                   -------------
Multi-Industry Companies-0.1%
Southwest Gas Corp. ...........................          11,100          269,841
                                                                   -------------
Total United States Investments
   (cost $201,758,621) ........................                      206,295,440
                                                                   -------------
Foreign Investments-5.4%
Canada-0.3%
BCE, Inc. .....................................          43,600          807,036
                                                                   -------------
Hong Kong-0.6%
Hong Kong Electric Holdings, Ltd. .............         406,000        1,571,979
                                                                   -------------
Mexico-0.4%
Telefonos de Mexico, SA Series L (ADR) ........          31,200        1,085,760
                                                                   -------------
Spain-1.0%
Gas Natural SDG, SA ...........................         144,000        2,689,919
                                                                   -------------
United Kingdom-3.1%
Centrica Plc ..................................         817,000        2,485,313
Lattice Group Plc .............................         330,000          875,964
National Grid Group Plc (ADR) .................         133,000        4,841,200
                                                                   -------------

Total United Kingdom ..........................                        8,202,477
                                                                   -------------
Total Foreign Investments
   (cost $13,949,486) .........................                       14,357,171
                                                                   -------------
Total Common & Preferred Stocks
   (cost $215,708,107) ........................                      220,652,611
                                                                   -------------


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN UTILITY INCOME FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

                                                     Principal
                                                        Amount
Company                                                  (000)            Value
-------------------------------------------------------------------------------

Convertible Bonds-1.4%
Cable-0.2%
NTL, Inc.
   7.00%, 12/15/08(b) .........................  $       2,000    $     520,000
                                                                  -------------
Telephone Utility-1.2%
Telefonos de Mexico, SA (Mexico)
   4.25%, 6/15/04 .............................          2,500        3,134,375
                                                                  -------------
Total Convertible Bonds
   (cost $5,215,111) ..........................                       3,654,375
                                                                  -------------
SHORT-TERM INVESTMENT-15.3%
Time Deposit-15.3%
State Street Euro Dollar
   1.25%, 6/03/02
   (cost $40,598,000) .........................         40,598       40,598,000
                                                                  -------------
Total Investments-100.1%
   (cost $261,521,218) ........................                     264,904,986
Other assets less liabilities-(0.1%) ..........                        (289,688)
                                                                  -------------
Net Assets-100% ...............................                   $ 264,615,298
                                                                  =============

(a)   Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2002, this security amounted to $520,000 or .2% of net assets.

      Glossary:

      ADR - American Depositary Receipts.

      See notes to financial statements.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN UTILITY INCOME FUND o 11

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

STATEMENT OF ASSETS & LIABILITIES
May 31, 2002 (unaudited)

Assets
Investments in securities, at value
   (cost $261,521,218) .................................   $ 264,904,986
Cash ...................................................             692
Collateral held for securities loaned ..................      21,900,800
Receivable for investment securities sold ..............       1,272,982
Dividends and interest receivable ......................         641,170
Receivable for capital stock sold ......................         228,123
                                                           -------------
Total assets ...........................................     288,948,753
                                                           -------------
Liabilities
Payable for collateral received on securities loaned ...      21,900,800
Payable for investment securities purchased ............       1,344,260
Payable for capital stock redeemed .....................         626,907
Distribution fee payable ...............................         186,332
Advisory fee payable ...................................         114,407
Accrued expenses .......................................         160,749
                                                           -------------
Total liabilities ......................................      24,333,455
                                                           -------------
Net Assets .............................................   $ 264,615,298
                                                           =============
Composition of Net Assets
Capital stock, at par ..................................   $      21,183
Additional paid-in capital .............................     340,636,338
Accumulated net investment loss ........................      (1,014,315)
Accumulated net realized loss on investment and
   foreign currency transactions .......................     (78,411,790)
Net unrealized appreciation of investments and
   foreign currency denominated assets and liabilities .       3,383,882
                                                           -------------
                                                           $ 264,615,298
                                                           =============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($66,208,707/5,248,070 shares of capital stock
   issued and outstanding) .............................          $12.62
Sales charge--4.25% of public offering price ...........             .56
                                                                  ------
Maximum offering price .................................          $13.18
                                                                  ======
Class B Shares
Net asset value and offering price per share
   ($152,364,402/12,245,537 shares of capital stock
   issued and outstanding) .............................          $12.44
                                                                  ======
Class C Shares
Net asset value and offering price per share
   ($42,876,388/3,439,430 shares of capital stock
   issued and outstanding) .............................          $12.47
                                                                  ======
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($3,165,801/249,686 shares of capital stock
   issued and outstanding) .............................          $12.68
                                                                  ======

See notes to financial statements


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN UTILITY INCOME FUND

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2002 (unaudited)

Investment Income
Dividends (net of foreign taxes withheld
   of $6,146) ..............................  $   3,969,557
Interest ...................................        474,410    $  4,443,967
                                              -------------
Expenses
Advisory fee ...............................      1,113,387
Distribution fee--Class A ..................        116,875
Distribution fee--Class B ..................        840,926
Distribution fee--Class C ..................        235,620
Transfer agency ............................        431,913
Administrative .............................         78,900
Custodian ..................................         62,547
Printing ...................................         50,815
Registration ...............................         44,266
Audit and legal ............................         42,097
Directors' fees ............................         10,700
Miscellaneous ..............................          4,212
                                              -------------
Total expenses .............................      3,032,258
Less: expenses waived and reimbursed by
   the Adviser (see Note B) ................        (57,417)
                                              -------------
Net expenses ...............................                       2,974,841
                                                               -------------
Net investment income ......................                       1,469,126
                                                               -------------
Realized and Unrealized Gain (Loss) on
Investment and Foreign Currency
Transactions
Net realized loss on investment
   transactions ............................                     (56,214,962)
Net realized loss on foreign currency
   transactions ............................                         (13,142)
Net change in unrealized
   appreciation/depreciation of:
   Investments .............................                      22,989,139
   Foreign currency denominated
     assets and liabilities ................                             325
                                                               -------------
Net loss on investment and foreign
   currency transactions ...................                     (33,238,640)
                                                               -------------
Net Decrease in Net Assets from
   Operations ..............................                   $ (31,769,514)
                                                               =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN UTILITY INCOME FUND o 13

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                                 Six Months
                                                   Ended           Year Ended
                                                May 31, 2002      November 30,
                                                (unaudited)           2001
                                               ==============    ==============
Increase (Decrease) in Net Assets
from Operations
Net investment income ......................   $    1,469,126    $    2,541,782
Net realized loss on investment and
   foreign currency transactions ...........      (56,228,104)      (21,733,057)
Net change in unrealized
   appreciation/depreciation of
   investments and foreign currency
   denominated assets and liabilities ......       22,989,464       (40,719,985)
                                               --------------    --------------
Net decrease in net assets from
   operations ..............................      (31,769,514)      (59,911,260)
Dividends and Distributions to
Shareholders from
Net investment income
   Class A .................................         (840,276)       (3,192,709)
   Class B .................................       (1,254,938)       (8,266,430)
   Class C .................................         (345,360)       (2,088,029)
   Advisor Class ...........................          (42,867)         (143,814)
Tax return of capital
   Class A .................................               -0-         (378,012)
   Class B .................................               -0-         (978,733)
   Class C .................................               -0-         (247,220)
   Advisor Class ...........................               -0-          (17,027)
Capital Stock Transactions
Net increase (decrease) ....................       (9,106,089)      151,781,995
                                               --------------    --------------
Total increase (decrease) ..................      (43,359,044)       76,558,761
Net Assets
Beginning of period ........................      307,974,342       231,415,581
                                               --------------    --------------
End of period ..............................   $  264,615,298    $  307,974,342
                                               ==============    ==============

See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN UTILITY INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTES TO FINANCIAL STATEMENTS
May 31, 2002 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Utility Income Fund, Inc. (the "Fund") organized as a Maryland corporation on July 28, 1993, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange, on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc. are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.) are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN UTILITY INCOME FUND o 15

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities and foreign exchange currency contracts, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of dividends and interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The Fund does not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Fund accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN UTILITY INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions With Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of ..75% of the Fund's average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.50%, 2.20%, 2.20% and 1.20% of the daily average net assets for the Class A, Class B, Class C and Advisor Class shares, respectively. For the six months ended May 31, 2002, such reimbursement amounted to $57,417.

Pursuant to the advisory agreement, the Fund paid $78,900 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended May 31, 2002.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $282,010 for the six months ended May 31, 2002.

For the six months ended May 31, 2002, the Fund's expenses were reduced by $1,514 under an expense offset arrangement with AGIS.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $23,521 from the sale of Class A shares and $3,333, $300,929 and $13,892 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2002.

Brokerage commissions paid on investment transactions for the six months ended May 31, 2002 amounted to $508,102, of which $45,996 was paid to Sanford
C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN UTILITY INCOME FUND o 17

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $9,353,199 and $1,326,690 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods as long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $119,929,922 and $133,573,738, respectively, six months ended May 31, 2002. There were no purchases or sales of U.S. government and government agency obligations for the six months ended May 31, 2002.

At May 31, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Gross unrealized appreciation of investments was $14,301,610 and gross unrealized depreciation of investments was $10,917,842 resulting in net unrealized appreciation of $3,383,768 (excluding foreign currency transactions).

At November 30, 2001, the Fund had a capital loss carryforward of $21,752,442 of which $464,149 expires in the year 2008 and $21,288,293 expires in the year 2009.

NOTE E

Securities Lending

The Fund has entered into a securities lending agreement with AG Edwards & Sons, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund receives fee income from the lending transactions. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral in an eligible money market vehicle in accordance with the investment restrictions of the Fund. AG Edwards & Sons, Inc. will indemnify the Fund for any loss resulting from a borrowers's failure to return a loaned security when due. As of May 31, 2002, the Fund had loaned securities with a value of $21,097,641 and received cash collateral of $21,900,800. For the six months ended May 31, 2002, the Fund received fee income of $10,558 which is included in interest income in the accompanying Statement of Operations.

NOTE F

Capital Stock

There are 12,000,000,000 shares of $.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN UTILITY INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

shares. Transactions in capital stock were as follows:

                        ----------------------------------  ---------------------------------
                                        Shares                             Amount
                        ----------------------------------  ---------------------------------
                        Six Months Ended        Year Ended  Six Months Ended       Year Ended
                            May 31, 2002      November 30,      May 31, 2002     November 30,
                             (unaudited)              2001       (unaudited)             2001
                       ----------------------------------------------------------------------
Class A
Shares sold                    1,854,592         3,295,100     $  25,312,054     $ 54,923,851
---------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                   50,147           180,101           675,515        3,046,835
---------------------------------------------------------------------------------------------
Shares converted
  from Class B                    81,950           118,590         1,090,773        1,968,091
---------------------------------------------------------------------------------------------
Shares redeemed               (1,925,653)       (1,321,116)      (25,656,111)     (21,370,310)
---------------------------------------------------------------------------------------------
Net increase                      61,036         2,272,675     $   1,422,231     $ 38,568,467
=============================================================================================

Class B
Shares sold                    1,448,418         7,568,793     $  19,394,340     $126,173,451
---------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                   65,658           464,139           875,449        7,793,567
---------------------------------------------------------------------------------------------
Shares converted
  to Class A                     (82,936)         (120,054)       (1,090,773)      (1,968,091)
---------------------------------------------------------------------------------------------
Shares redeemed               (2,157,575)       (3,007,565)      (28,463,433)     (48,278,969)
---------------------------------------------------------------------------------------------
Net increase (decrease)         (726,435)        4,905,313     $  (9,284,417)    $ 83,719,958
=============================================================================================

Class C
Shares sold                      691,549         2,497,537     $   9,229,746     $ 41,372,525
---------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                   17,081           119,395           228,226        2,014,440
---------------------------------------------------------------------------------------------
Shares redeemed                 (786,786)       (1,029,624)      (10,417,868)     (16,684,404)
---------------------------------------------------------------------------------------------
Net increase (decrease)          (78,156)        1,587,308     $    (959,896)    $ 26,702,561
=============================================================================================

Advisor Class
Shares sold                       83,135           242,009     $   1,136,346     $  4,098,987
---------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                    1,088             6,987            14,733          117,910
---------------------------------------------------------------------------------------------
Shares redeemed                 (107,808)          (87,909)       (1,435,086)      (1,425,888)
---------------------------------------------------------------------------------------------
Net increase (decrease)          (23,585)          161,087     $    (284,007)    $  2,791,009
=============================================================================================


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN UTILITY INCOME FUND o 19

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE G

Concentration of Risk

Investing in securities of foreign companies involves special risks which include the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.

The investments in utility companies may be subject to a variety of risks depending, in part, on such factors as the type of utility involved and its geographic location. The revenues of domestic and foreign utilities companies generally reflect the economic growth and development in the geographic areas in which they do business.

NOTE H

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2002.


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN UTILITY INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                               -------------------------------------------------------------------------------------------------
                                                                         Class A
                               -------------------------------------------------------------------------------------------------
                                Six Months
                                     Ended
                                   May 31,                              Year Ended November 30,
                                      2002        ------------------------------------------------------------------------------
                               (unaudited)              2001            2000            1999              1998              1997
                               -------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period .....    $    14.17         $    17.90      $    16.91      $    14.68        $    12.48        $    10.59
                               -------------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ..           .10(b)             .23            1.40             .36(b)            .30(b)            .32(b)
Net realized and unrealized
  gain (loss) on investment
  transactions ............         (1.51)             (2.88)            .85            2.53              2.69              2.04
                               -------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..............         (1.41)             (2.65)           2.25            2.89              2.99              2.36
                               -------------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .......          (.14)              (.97)           (.32)           (.32)             (.32)             (.34)
Tax return of capital .....            -0-              (.11)             -0-             -0-               -0-               -0-
Distributions from net
  realized gains ..........            -0-                -0-           (.94)           (.34)             (.47)             (.13)
                               -------------------------------------------------------------------------------------------------
Total dividends and
  distributions ...........          (.14)             (1.08)          (1.26)           (.66)             (.79)             (.47)
                               -------------------------------------------------------------------------------------------------
Net asset value,
  end of period ...........    $    12.62         $    14.17      $    17.90      $    16.91        $    14.68        $    12.48
                               =================================================================================================
Total Return
Total investment return
  based on net asset
  value(c) ................        (10.01)%           (15.75)%         14.14%          20.27%            24.99%            23.10%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .........    $   66,209         $   73,487      $   52,172      $   29,841        $    9,793        $    4,117
Ratio to average net
  assets of:
  Expenses, net of waivers/
    reimbursements ........          1.50%(d)           1.46%           1.46%           1.50%             1.50%             1.50%
  Expenses, before waivers/
    reimbursements ........          1.52%(d)           1.46%           1.46%           1.73%             2.48%             3.55%
  Net investment income ...          1.48%(d)           1.38%           8.08%           2.26%             2.23%             2.89%
Portfolio turnover rate ...            49%                21%             24%             19%               16%               37%

See footnote summary on page 24.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN UTILITY INCOME FUND o 21

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                              --------------------------------------------------------------------------------------------------
                                                                         Class B
                              --------------------------------------------------------------------------------------------------
                                Six Months
                                     Ended
                                   May 31,                                 Year Ended November 30,
                                      2002       -------------------------------------------------------------------------------
                               (unaudited)              2001            2000            1999              1998              1997
                              --------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period .....   $     13.98        $     17.72     $     16.80     $     14.62       $     12.46       $     10.57
                              --------------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a) ..           .05(b)             .11            1.30             .25(b)            .21(b)            .25(b)
Net realized and unrealized
  gain (loss) on investment
  transactions ............         (1.49)             (2.84)            .81            2.52              2.67              2.04
                              --------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..............         (1.44)             (2.73)           2.11            2.77              2.88              2.29
                              --------------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .......          (.10)              (.90)           (.25)           (.25)             (.25)             (.27)
Tax return of capital .....            -0-              (.11)             -0-             -0-               -0-               -0-
Distributions from net
  realized gains ..........            -0-                -0-           (.94)           (.34)             (.47)             (.13)
                              --------------------------------------------------------------------------------------------------
Total dividends and
  distributions ...........          (.10)             (1.01)          (1.19)           (.59)             (.72)             (.40)
                              --------------------------------------------------------------------------------------------------
Net asset value,
  end of period ...........   $     12.44        $     13.98     $     17.72     $     16.80       $     14.62       $     12.46
                              ==================================================================================================
Total Return
Total investment return
  based on net asset
  value(c) ................        (10.37)%           (16.38)%         13.32%          19.45%            24.02%            22.35%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .........   $   152,364        $   181,338     $   142,975     $    80,806       $    35,550       $    14,782
Ratio to average net
  assets of:
  Expenses, net of waivers/
    reimbursements ........          2.20%(d)           2.17%           2.18%           2.20%             2.20%             2.20%
  Expenses, before waivers/
    reimbursements ........          2.25%(d)           2.17%           2.18%           2.44%             3.21%             4.28%
  Net investment income ...           .78%(d)            .67%           7.63%           1.55%             1.56%             2.27%
Portfolio turnover rate ...            49%                21%             24%             19%               16%               37%

See footnote summary on page 24.


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN UTILITY INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                              --------------------------------------------------------------------------------------------------
                                                                         Class C
                              --------------------------------------------------------------------------------------------------
                                Six Months
                                     Ended
                                   May 31,                                 Year Ended November 30,
                                      2002       -------------------------------------------------------------------------------
                               (unaudited)              2001            2000            1999              1998              1997
                              --------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period .....   $     14.00        $     17.74     $     16.82     $     14.65       $     12.47       $     10.59
                              --------------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ..           .05(b)             .11            1.30             .25(b)            .21(b)            .25(b)
Net realized and unrealized
  gain (loss) on investment
  transactions ............         (1.48)             (2.84)            .81            2.51              2.69              2.03
                              --------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..............         (1.43)             (2.73)           2.11            2.76              2.90              2.28
                              --------------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .......          (.10)              (.90)           (.25)           (.25)             (.25)             (.27)
Tax return of capital .....            -0-              (.11)             -0-             -0-               -0-               -0-
Distributions from net
  realized gains ..........            -0-                -0-           (.94)           (.34)             (.47)             (.13)
                              --------------------------------------------------------------------------------------------------
Total dividends and
  distributions ...........          (.10)             (1.01)          (1.19)           (.59)             (.72)             (.40)
                              --------------------------------------------------------------------------------------------------
Net asset value,
  end of period ...........   $     12.47        $     14.00     $     17.74     $     16.82       $     14.65       $     12.47
                              ==================================================================================================
Total Return
Total investment return
  based on net asset
  value(c) ................        (10.28)%           (16.36)%         13.30%          19.34%            24.16%            22.21%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .........   $    42,876        $    49,259     $    34,253     $    20,605       $     7,298       $     3,413
Ratio to average net
  assets of:
  Expenses, net of waivers/
    reimbursements ........          2.20%(d)           2.17%           2.18%           2.20%             2.20%             2.20%
  Expenses, before waivers/
    reimbursements ........          2.23%(d)           2.17%           2.18%           2.44%             3.22%             4.28%
  Net investment income ...           .81%(d)            .68%           7.64%           1.56%             1.54%             2.27%
Portfolio turnover rate ...            49%                21%             24%             19%               16%               37%

See footnote summary on page 24.


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                                      ALLIANCEBERNSTEIN UTILITY INCOME FUND o 23

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                  ----------------------------------------------------------------------------------------------
                                                                          Advisor Class
                                  ----------------------------------------------------------------------------------------------
                                    Six Months
                                         Ended
                                       May 31,                              Year Ended November 30,
                                          2002     -----------------------------------------------------------------------------
                                   (unaudited)            2001            2000            1999              1998            1997
                                  ----------------------------------------------------------------------------------------------
Net asset value,
  beginning of period ..........  $     14.23      $     17.97     $     16.95     $     14.70       $     12.49     $     10.59
                                  ----------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) .......          .12(b)           .27            1.54             .42(b)            .37(b)          .36(b)
Net realized and unrealized
  gain (loss) on investment
  transactions .................        (1.51)           (2.89)            .77            2.52              2.66            2.04
                                  ----------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ...................        (1.39)           (2.62)           2.31            2.94              3.03            2.40
                                  ----------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ............         (.16)           (1.00)           (.35)           (.35)             (.35)           (.37)
Tax return of capital ..........           -0-            (.12)             -0-             -0-               -0-             -0-
Distributions from net
  realized gains ...............           -0-              -0-           (.94)           (.34)             (.47)           (.13)
                                  ----------------------------------------------------------------------------------------------
Total dividends and
  distributions ................         (.16)           (1.12)          (1.29)           (.69)             (.82)           (.50)
                                  ----------------------------------------------------------------------------------------------
Net asset value,
  end of period ................  $     12.68      $     14.23     $     17.97     $     16.95       $     14.70     $     12.49
                                  ==============================================================================================
Total Return
Total investment return based
  on net asset value(c)  .......        (9.85)%         (15.58)%         14.49%          20.62%            25.34%          23.57%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .........       $     3,166      $     3,890     $     2,016     $     1,532       $       523     $        42
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements .............         1.20%(d)         1.16%           1.17%           1.20%             1.20%           1.20%
  Expenses, before waivers/
    reimbursements .............         1.22%(d)         1.16%           1.17%           1.41%             2.21%           3.29%
  Net investment income ........         1.80%(d)         1.65%           8.64%           2.55%             2.83%           3.28%
Portfolio turnover rate ........           49%              21%             24%             19%               16%             37%

(a)   Based on average shares outstanding.

(b) Net of fees waived and expenses reimbursed by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(d) Annualized.


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN UTILITY INCOME FUND

                                                    ----------------------------
                                                    GLOSSARY OF INVESTMENT TERMS
                                                    ----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

equity

Another term for stock.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

portfolio

The collection of securities that make up a fund's or an investor's investments.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN UTILITY INCOME FUND o 25

----------------
ALLIANCE CAPITAL
----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $412 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 43 of the FORTUNE 100 companies and public retirement funds in 44 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by over 600 investment professionals in 37 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 6/30/02.


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN UTILITY INCOME FUND

                                                --------------------------------
                                                ALLIANCE CAPITAL AT YOUR SERVICE
                                                --------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That is why we provide our shareholders with a wide variety of products and time-saving services.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge -- a good way to diversify your assets.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     E-Statements and Electronic Delivery

      Sign up to view your quarterly mutual fund, retirement or CollegeBoundfund(SM) account statements online, rather than wait to receive paper copies in the mail. You may also sign up for electronic delivery of your legal documents so you can receive your semi-annual and annual shareholder reports, prospectuses and prospectus supplements online. It's easy, convenient and saves you time and storage space. Sign up today at www.alliancecapital.com. Simply go to Individual Investor, U.S., Account Access.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 7:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Our Web Site at www.alliancecapital.com gives you a broad perspective of Alliance Capital. You can reach Alliance mutual fund and account information more directly from www.investor.alliancecapital.com. Either way, you'll have access to extensive Alliance fund data, answers to frequently asked questions, and financial planning tools and calculators.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN UTILITY INCOME FUND o 27

------------------
BOARD OF DIRECTORS
------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Paul C. Rissman, Senior Vice President
Thomas J. Bardong, Vice President
Annie Tsao, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free (800) 221-5672

Independent Accountants

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

(1)   Member of the Audit Committee.


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN UTILITY INCOME FUND

                                                --------------------------------
                                                ALLIANCE CAPITAL FAMILY OF FUNDS
                                                --------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

U.S. Stock Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Mid-Cap Growth Fund*
Premier Growth Fund
Quasar Fund
Technology Fund

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
The Korean Investment Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Taxable Bond Funds

Americas Government Income Trust**
Corporate Bond Portfolio
Emerging Market Debt Fund***
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.

* The Alliance Fund changed its name to Alliance Mid-Cap Growth Fund on February 1, 2002.

** Alliance North American Government Income Trust changed its name to Alliance Americas Government Income Trust on March 1, 2002.

*** Alliance Global Dollar Government Fund changed its name to Alliance Emerging Market Debt Fund on March 1, 2002.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN UTILITY INCOME FUND o 29

AllianceBernstein Utility Income Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

UIFSR0502